Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance	$ 125,106	$ 63,096
Prepaid fees and rent	249,046	151,454
Deposits and advances	1,360,672	279,870
Prepaid royalties	604,166	724,999
Other Current Assets	0	38,863
Prepaid Expense and Other Assets, Current	$ 2,338,990	$ 1,258,282